SCHEDULE OF OTHER OPERATING INCOME (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Research income		$ 433,871	$ 507,736	$ 363,912
Interest income	$ 232,521	317,670	285,719	2,097
Others		5,358	2,878	6,028
Total	$ 573,899	784,061	803,904	485,374
Wage subsidy program [member]
IfrsStatementLineItems [Line Items]
Government grants				3,099
Enterprise development grant [member]
IfrsStatementLineItems [Line Items]
Government grants				8,640
Jobs growth incentive [member]
IfrsStatementLineItems [Line Items]
Government grants				5,550
Hiring incentive and training programme [member]
IfrsStatementLineItems [Line Items]
Government grants			3,459	9,077
Startup SG tech proof of concept grant [member]
IfrsStatementLineItems [Line Items]
Government grants				84,091
Market readiness assistance grant [member]
IfrsStatementLineItems [Line Items]
Government grants		15,447
Others [member]
IfrsStatementLineItems [Line Items]
Government grants		$ 11,715	$ 4,112	$ 2,880